Annual Fund Operating Expenses - Alpha Architect US Equity 3 ETF - Alpha Architect US Equity 3 ETF Class	Dec. 06, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.15%

[1]	Other Expenses are estimated for the current fiscal year.